Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision
The components of U.S. tax legislation are as follows:

Income tax (benefit) expense
(estimated in millions)	2018	2017
Remeasurement of net deferred tax liabilities	$(70)	$(1,472)
Repatriation tax	(36)	723
Other items	—	39
Net income tax (benefit)	$(106)	$(710)
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2018	2017	2016
Current tax expense (benefit):
Federal	$902	$(99)	$823
Foreign	442	388	327
State and local	119	74	153
Total current tax expense	1,463	363	1,303
Deferred tax (benefit) expense:
Federal	(556)	36	(75)
Foreign	9	14	(14)
State and local	22	83	(37)
Total deferred tax (benefit) expense:	(525)	133	(126)
Provision for income taxes	$938	$496	$1,177

Components of Income Before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2018	2017	2016
Domestic	$3,008	$2,699	$3,147
Foreign	2,184	1,911	1,578
Income before taxes	$5,192	$4,610	$4,725

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2018	2017
Depreciation and amortization	$2,060	$1,960
Pension obligation	300	283
Renewable energy investment	295	278
Lease financings	130	151
Equity investments	65	65
Repatriation	—	617
Securities valuation	(15)	11
Credit losses on loans	(54)	(55)
Reserves not deducted for tax	(143)	(103)
Employee benefits	(266)	(287)
Other assets	(65)	(85)
Other liabilities	189	186
Net deferred tax liability	$2,496	$3,021

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2018	2017	2016
Federal rate	21.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.1	1.8	1.6
Foreign operations	0.5	(4.2)	(5.6)
Tax credits	(3.3)	(3.7)	(2.2)
Tax-exempt income	(0.8)	(1.9)	(1.8)
Leverage lease adjustment	—	(1.4)	(0.9)
FDIC Assessment	0.5	—	—
Stock compensation	(0.6)	(1.1)	—
U.S. tax legislation	(1.7)	(13.3)	—
Other – net	0.4	(0.4)	(1.2)
Effective tax rate	18.1%	10.8%	24.9%

Unrecognized Tax Benefits

Unrecognized tax positions
(in millions)	2018	2017	2016
Beginning balance at Jan. 1, – gross	$128	$146	$649
Prior period tax positions:
Increases	6	20	8
Decreases	(8)	(4)	(40)
Current period tax positions	9	10	16
Settlements	(32)	(44)	(477)
Statute expiration	—	—	(10)
Ending balance at Dec. 31, – gross	$103	$128	$146